Basis of Presentation and General Information-Disposal of Subsidiary (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 30, 2012 [DisposalOfBetSubsidiaryMember]
Cash and restricted cash		$ 3,531
Vessels and other assets		49,444
Long-term debt and other liabilities, net of BET obligations toward the Company		(58,188)
Effect on equity from disposal of subsidiary	$ 5,213	$ (5,213)